Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	$ 517,741	$ 510,115
Accumulated Amortization	(393,484)	(378,547)
Net Book Value	124,257	131,569
Developed technology [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	365,262	357,863
Accumulated Amortization	(270,743)	(260,123)
Net Book Value	94,519	97,740
Patents [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	18,106	17,699
Accumulated Amortization	(9,171)	(8,487)
Net Book Value	8,935	9,212
Trademarks and trade names [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	26,050	26,036
Accumulated Amortization	(21,680)	(21,114)
Net Book Value	4,370	4,922
Customer relationships [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	100,913	101,107
Accumulated Amortization	(84,480)	(81,413)
Net Book Value	16,433	19,695
Capitalized software development costs [Member]
Goodwill and Other Intangible Assets (Details) - Schedule of other intangible assets [Line Items]
Carrying Amount, Net of Impairment	7,410	7,410
Accumulated Amortization	(7,410)	$ (7,410)
Net Book Value